Development-Stage Risks and Liquidity (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Development-Stage Risks and Liquidity
Accumulated deficit	$ 324,619	$ 305,579	$ 245,102
Cash, cash equivalents and marketable securities	$ 2,000	$ 17,900